Mar. 05, 2018
WeatherStorm Forensic Accounting Long-Short ETF

EXCHANGE TRADED CONCEPTS TRUST

WeatherStorm Forensic Accounting Long-Short ETF
(the "Fund")

Supplement dated March 5, 2018 to the Fund's currently effective Prospectus and Statement of

Additional Information ("SAI")

This supplement provides new and additional information beyond that contained in the Fund's currently effective Prospectus and SAI and should be read in conjunction with those documents.

The following changes to the Fund’s Prospectus and SAI are effective immediately unless otherwise indicated:

I.	The Fund’s name is hereby changed to FLAG-Forensic Accounting Long-Short ETF.
II.	All references to WeatherStorm Forensic Accounting Long-Short Index are hereby changed to FLAGLSX-Forensic Accounting Long-Short Index.
III.	As a result of a rebranding initiative of the Fund's index provider, all references to WeatherStorm Capital, LLC are hereby changed to Vident Financial, LLC.
IV.	Effective March 6, 2018, the Fund’s primary listing is transferred to NYSE Arca, Inc. (“NYSE Arca”) and will no longer be listed on the NASDAQ Stock Market LLC (“NASDAQ”). As a result, all references in the Fund’s Prospectus and SAI to NASDAQ are hereby changed to NYSE Arca.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

IDS-SK-011-010